Consolidated Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (414,203)	$ 2,801,849	$ 3,042,005	$ (1,800,165)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	302,175	13,870	411,442	54,405
Increase in investment	(7,000)
Loss on impairment of project development costs			79,641
Stock-based compensation	46,412	137,680	375,451	589,868
Loss (gain) on fair value of interest rate swap	(329)		5,214
Loss from equity method investment			320,166
Gain on previously held equity interest	(329)		(320,014)
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	1,428,223	1,212,370	(1,724,962)	(1,580,658)
Promissory notes receivable		(5,718,026)	50,198
Unbilled receivable				49,002
Inventory	(4,223)	(191,828)	29,340	29,573
Reimbursable project costs		293,909	407,070	182,339
Costs and estimated earnings in excess of billings		661,418	661,418	107,652
Other current assets	(117,628)	34,617	106,461	(15,814)
Interest receivable on short term investments	(1,625)	(4,669)
Accounts payable	(1,233,901)	269,539	507,467	1,316,662
Promissory notes payable	38,624	835,450	(765,221)
Accrued expenses	37,490	14,946	(76,097)	400,681
Billings in excess of costs and estimated profits		95,339
Income taxes payable	(90,000)	700,000	90,000
Deferred income taxes	(267,000)	1,252,000	1,686,000	(978,000)
Advance on sale of project development rights		1,000,000
Customer deposits			41,508	(175,371)
Deferred revenue	135,797	(111,255)	548,267	199,825
Net cash provided by (used in) operating activities	(147,188)	3,297,209	5,475,354	(1,620,001)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from short-term investments		302,685	347,903	706,711
Purchases of short-term investments			(249,566)
Proceeds from cash grant	6,284,476		1,413,461
Acquisition of wind farms, net of cash acquired			(219,340)
Payment for investment			(280,000)
Payments for project development costs		(28,941)	(1,098,603)	(1,143,656)
Payments for property and equipment	(77,637)	(8,914)	(205,295)	(113,255)
Net cash provided by (used in) investing activities	6,206,839	264,830	(291,440)	(550,200)
CASH FLOWS FROM FINANCING ACTIVITIES
Change in restricted cash	(169,742)	110,016	(7,291)	93,107
Escrowed cash reserves for contractual commitments	70,437		(806,821)
Cash dividends paid	(104,789)		(183,902)
Proceeds from sale of preferred stock of subsidiary			180,000	2,625,847
Payments on the promissory note payable				(2,625,847)
Proceeds from nonrecourse loan			704,405
Principal payments on bank notes payable	(2,754,591)		(319,714)	(5,686)
Payments of accounts payable and promissory notes payable related to property and equipment	(3,592,773)
Payments for treasury stock		(10,869)	(145,039)	(73,926)
Net cash provided by (used in) financing activities	(6,551,458)	99,147	(578,362)	13,495
NET INCREASE (DECREASE) IN CASH	(491,807)	3,661,186	4,605,552	(2,156,706)
CASH BEGINNING OF THE PERIOD	5,251,148	645,596	645,596	2,802,302
CASH END OF THE PERIOD	4,759,341	4,306,782	5,251,148	645,596
Cash paid during the year for:
Interest	73,656	5,254	440,663	17,468
NONCASH INVESTING AND FINANCING ACTIVITIES
Series A preferred stock dividend	(75,554)		(25,184)
Series A dividend payment in common stock	(98,542)	(98,542)	207,519
Promissory note receivable received upon issuance of promissory note payable		5,264,093	5,264,093	1,375,186
Promissory note receivable and payable reduction for collectability		78,457		635,158
Project development costs converted to equity investment in wind farm		293,031	(293,031)
Conversion of note receivable to equity investment in wind farm		185,539	(1,557,969)
Conversion of Series B Preferred stock to common stock			1,313,396
Project development costs transferred to property and equipment			(4,419,440)
Other			(9,928)
Promissory note issued for project development costs				(1,314,666)
Promissory note payable issued for construction financing				(1,375,186)
Promissory note issued as payment on accounts payable for construction financing				(2,435,852)
Series A Preferred Stock [Member]
NONCASH INVESTING AND FINANCING ACTIVITIES
Series A preferred stock dividend	97,471	96,400	390,955	390,955
Project Development Costs [Member]
NONCASH INVESTING AND FINANCING ACTIVITIES
Non-cash investing and financing transactions			1,393,333
Capital Asset Contribution [Member]
NONCASH INVESTING AND FINANCING ACTIVITIES
Non-cash investing and financing transactions				86,128
Turbine Inventory Financing [Member]
NONCASH INVESTING AND FINANCING ACTIVITIES
Non-cash investing and financing transactions				(1,313,397)
Notes Issues For Accounts Receivable [Member]
NONCASH INVESTING AND FINANCING ACTIVITIES
Non-cash investing and financing transactions			$ (3,217,676)